CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	5 Months Ended	6 Months Ended		12 Months Ended	17 Months Ended	23 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (385,349)	$ (10,513,341)	$ (1,438,113)	$ (5,686,573)	$ (6,071,922)	$ (16,585,263)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation, warrants and restricted shares	0	2,862,240	398,781	1,001,642	1,001,642	3,863,882
Issuance cost related to warrants to investors and service provider	156,847	0	101,263	101,263	258,110	258,110
Depreciation	504	313,702	3,681	24,317	24,821	338,523
Decrease (increase) in other accounts receivable and prepaid expenses	(12,358)	(207,910)	1,255	(391,747)	(404,105)	(612,013)
Increase in trade payables	32,578	371,114	100,078	133,950	166,528	621,466
Increase in other accounts payable and accrued expenses	88,313	349,886	64,228	228,090	316,403	666,288
Revaluation of warrants	(15,867)	3,799,977	(26,440)	1,606,378	1,590,511	5,390,488
Loss from disposal of fixed assets		2,878	0			2,878
Net cash used in operating activities	(135,332)	(3,021,454)	(795,267)	(2,982,680)	(3,118,012)	(6,055,641)
Cash flows from investing activities:
Investment in short-term bank deposits	(13,437)	(105,028)	0	(19,851)	(33,288)	(138,316)
Proceeds of maturities of short-term bank deposit	0	13,843	0	12,762	12,762	26,604
Investment in lease deposits	(20,616)	(91,726)	0	(9,386)	(30,002)	(121,728)
Purchase of property and equipment	(23,727)	(1,146,480)	(22,082)	(534,634)	(558,361)	(1,788,665)
Investment in restricted cash	0	0	0	(13,422)	(13,422)	(13,422)
Net cash used in investing activities	(57,780)	(1,329,391)	(22,082)	(564,531)	(622,311)	(2,035,527)
Cash flows from financing activities:
Proceeds from issuance of Common Stocks and warrants, net of issuance cost	1,101,877	9,951,080	915,845	3,868,480	4,970,357	14,921,437
Proceeds from exercise of options and warrants		195,013	0			195,013
Net cash provided by financing activities	1,101,877	10,146,093	915,845	3,868,480	4,970,357	15,116,450
Increase in cash and cash equivalents	908,765	5,795,248	98,496	(321,269)	1,230,034	7,025,282
Cash and cash equivalents at beginning of period	0	1,230,034	908,765	908,765	0	0
Cash and cash equivalents at end of period	908,765	7,025,282	1,007,259	1,230,034	1,230,034	7,025,282
Non-cash investing and financing and activities:
Receivable on account of shares		30,852	0			30,852
Purchase of property and equipment	0	39,162	0	83,824	83,824	39,162
Conversion of liability related to warrants to common stock		$ 385,165	$ 0			$ 385,165